Other Intangible Assets, Net (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Original amount	$ 124.8	$ 113.5
Accumulated amortization	66.0	52.5
Other intangible assets, net	$ 58.8	61.0
Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	4 years
Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	20 years
Core Technology
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	8 years
Original amount	$ 93.5	82.2
Accumulated amortization	39.6	28.0
Other intangible assets, net	53.9	54.2
Trademarks and trade names
Finite-Lived Intangible Assets [Line Items]
Original amount	25.5	25.5
Accumulated amortization	24.5	24.0
Other intangible assets, net	$ 1.0	1.5
Trademarks and trade names | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	15 years
Trademarks and trade names | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	20 years
Customer relationship
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	4 years
Original amount	$ 5.8	5.8
Accumulated amortization	1.9	0.5
Other intangible assets, net	$ 3.9	$ 5.3